Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) € in Millions, £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 1,448	€ 300	£ 1,146
Assets	59		32
Liabilities	(65)		(34)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,028		393
Assets	16		2
Liabilities	(11)		(4)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	420		679
Assets	43		30
Liabilities	(54)		(26)
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	0		74
Assets	0		0
Liabilities	0		(4)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	177		168
Assets	0		5
Liabilities	(11)		0
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	260		217
Assets	19		0
Liabilities	0		(9)
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	83		331
Assets	34		24
Liabilities	(43)		(21)
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	355		237
Assets	1		3
Liabilities	(9)		(1)
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	573		193
Assets	5		0
Liabilities	£ (2)		£ (3)